Goodwill, Trade Name and Other Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Beginning balance			$ 1,330,085	$ 1,330,085
Reductions - impairment charges	$ (307,400)	$ (419,400)	(726,798)	0
Additions – acquisitions			5,524	0
Ending balance			$ 608,811	$ 1,330,085